Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	May 05, 2021	Jun. 30, 2022	Dec. 31, 2021	May 20, 2022	Apr. 27, 2022	May 25, 2021
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligation, to be Paid, Year Two and Three						$ 22.5
Payments for purchase of other assets	$ 0.8	$ 0.4	$ 0.4
Percentage of remaining purchase commitment during contract term						50.00%
Retention costs payable				$ 1.5	$ 20.0
Advance Payments Of Purchase		$ 0.4